Revenue - Remaining Performance Obligations (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of performance obligations
Unsatisfied performance obligations	€ 90.5	€ 78.4	€ 58.7
Percentage of total Remaining performance obligations expected to be recognised over the next 12 months.	39.00%
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	over the next 12 months
Performance obligations
Disclosure of performance obligations
Unsatisfied performance obligations	€ 77.3	€ 63.3